REGULATORY FRAMEWORK, Regulatory Framework of the Natural Gas Transportation Segment (Details) $ in Thousands		12 Months Ended
	Jan. 19, 2022 stage	Dec. 31, 2023 ARS ($)	Apr. 29, 2023	Mar. 01, 2022	Apr. 02, 2021	Apr. 01, 2019	Oct. 02, 2018	Sep. 04, 2018	Mar. 30, 2017
General aspects [Abstract]
Original license period		35 years
License period, renewal		10 years
License period, after renewal		45 years
License period, after expiration date		10 years
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one		semiannually
Natural gas transportation tariffs period, condition two		5 years
Conversion rate of exchange for tariffs		1
Number of years for negotiations under transitional agreement		17 years
Transitional Agreement [Abstract]
Percentage of increase in tariff on service for natural gas transportation						26.00%			214.20%
Percentage of increase in tariff on access and use									37.00%
Investment plan period		5 years
Five Year Plan investment amount | $		$ 6,786,543
Percentage of increase in tariff				60.00%	58.60%		19.70%	30.00%
Transitory tariff adjustment applied stages | stage	2
Transitory tariff adjustment percentage	106.00%
Percentage of tariff increase on public service of Natural Gas Transportation and CAU			95.00%
Top of Range [Member]
Transitional Agreement [Abstract]
Tariff review period		2 years